Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
January 31, 2026
AFR-NPRT1-0426
1.813066.121
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(o) (Cost $133,961,141)	13,555,003	127,357,388

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (g)(h)(n)	4,213,000	4,239,121
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9176% 7/20/2037 (g)(h)(n)	2,807,000	2,822,382
TOTAL BAILIWICK OF JERSEY		7,061,503
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (g)(h)(n)	2,178,000	2,235,641
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (g)(h)(n)	790,000	806,814
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (g)(h)(n)	1,179,000	1,205,461
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (g)(h)(n)	755,000	768,605
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (g)(h)(n)	1,345,000	1,354,910
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (g)(h)(n)	1,989,000	1,999,932
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (g)(h)(n)	3,650,000	3,686,679
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (g)(h)(n)	1,546,000	1,592,637
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (g)(h)(n)	460,000	466,703
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (g)(h)(n)	2,671,000	2,769,434
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2038 (g)(h)(n)	3,140,000	3,141,259
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (g)(h)(n)	1,110,000	1,111,655
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2039 (g)(h)(n)	3,500,000	3,518,067
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (g)(h)(n)	1,268,000	1,273,743
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (g)(h)(n)	1,947,000	1,965,393
Fortress Credit Bsl Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 0% 4/20/2039 (g)(h)(n)(p)	3,105,000	3,105,000
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (g)(h)(n)	511,000	519,374
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (g)(h)(n)	1,023,000	1,036,296
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (g)(h)(n)	1,208,000	1,216,965
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (g)(h)(n)	1,153,000	1,163,175
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (g)(h)(n)	3,120,000	3,124,221
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (g)(h)(n)	1,457,000	1,468,232
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4176% 4/20/2037 (g)(h)(n)	1,952,000	1,964,594
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (g)(h)(n)	6,050,000	6,082,132
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (g)(h)(n)	884,000	883,370
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (g)(h)(n)	1,726,000	1,727,193
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (g)(h)(n)	2,704,000	2,704,446
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (g)(h)(n)	5,670,000	5,670,000
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (g)(h)(n)	752,000	752,244
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (g)(h)(n)	1,250,000	1,275,861
Tpg Clo Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 7.0673% 1/21/2039 (g)(h)(n)	1,500,000	1,520,324
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		62,110,360
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8222% 10/15/2037 (g)(h)(n)	1,315,000	1,334,811
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (n)	1,320,469	1,322,707
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (g)(h)(n)	948,000	962,219
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3973% 9/25/2032 (g)(h)(n)	332,801	334,283
TOTAL UNITED STATES		3,954,020
TOTAL ASSET-BACKED SECURITIES (Cost $72,558,216)		73,125,883

Bank Loan Obligations - 90.1%
	Principal Amount (a)	Value ($)
CANADA - 1.5%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 12/13/2029 (f)(g)(h)	9,190,571	9,212,445
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 1/22/2031 (f)(g)(h)	3,848,737	3,853,124
		13,065,569
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 9/20/2030 (f)(g)(h)	70,160,240	69,914,680
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 9/22/2032 (f)(g)(h)	28,164,723	28,324,417
		98,239,097
TOTAL CONSUMER DISCRETIONARY		111,304,666
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (f)(g)(h)	26,450,294	26,470,925
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2032 (f)(g)(h)(i)	2,050,069	2,048,142
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/15/2030 (f)(g)(h)	11,307,980	11,284,459
TOTAL FINANCIALS		13,332,601
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (f)(g)(h)	29,944,325	29,929,353
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (f)(g)(h)	12,869,625	12,853,538
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6155% 5/29/2028 (f)(g)(h)	27,178,266	22,927,585
TOTAL CANADA		216,818,668
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/12/2032 (f)(g)(h)	35,065,000	35,177,559
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (f)(g)(h)	6,502,992	6,492,848
FRANCE - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (f)(g)(h)	5,947,414	5,945,570
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (f)(g)(h)	96,378,608	97,663,335
TOTAL COMMUNICATION SERVICES		103,608,905
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (f)(g)(h)(i)	9,245,000	9,248,883
TOTAL FRANCE		112,857,788
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (f)(g)(h)	26,216,864	26,261,432
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4732% 10/18/2029 (f)(g)(h)	13,133,488	13,182,739
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/9/2032 (f)(g)(h)(i)	1,990,000	1,972,587
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (f)(g)(h)	20,318,542	20,140,755

TOTAL HONG KONG		22,113,342
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (f)(g)(h)(j)	20,791,044	1,143,507
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (b)(f)(g)(h)	123,060	116,907
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.7161% 4/9/2026 (b)(f)(g)(h)	495,976	471,177
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.1466% 4/9/2026 (b)(f)(g)(h)(k)	375,721	356,935
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (b)(f)(g)(h)	568,106	539,700

TOTAL INDIA		2,628,226
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (f)(g)(h)	8,760,975	8,724,442
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	26,215,000	25,821,775
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (f)(g)(h)(j)	11,864,743	237,295
TOTAL FINANCIALS		26,059,070
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.6668% 1/30/2031 (b)(f)(h)	15,114,600	13,426,753
TOTAL LUXEMBOURG		39,485,823
NETHERLANDS - 0.9%
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (f)(g)(h)	90,263,613	89,906,169
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (f)(g)(h)	6,535,000	6,322,613
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (f)(g)(h)	12,770,385	12,743,823
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (f)(g)(h)	9,742,378	9,721,042
TOTAL MATERIALS		22,464,865
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	21,333,500	8,720,068
TOTAL NETHERLANDS		127,413,715
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7947% 10/15/2029 (f)(g)(h)	2,415,000	2,383,146
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (f)(g)(h)	12,989,947	12,632,723

TOTAL PUERTO RICO		15,015,869
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.91% 11/17/2031 (f)(g)(h)	29,107,407	29,149,031
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	37,819,667	32,879,662
UNITED KINGDOM - 2.9%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1875% 12/2/2031 (f)(g)(h)	85,971,398	83,639,853
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1836% 7/18/2030 (f)(g)(h)	63,322,002	62,985,762
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (f)(g)(h)	16,517,603	16,476,308
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 10/31/2029 (f)(g)(h)	27,877,773	27,821,182
TOTAL CONSUMER DISCRETIONARY		107,283,252
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2063% 8/30/2032 (f)(g)(h)	15,025,000	15,062,563
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (f)(g)(h)(i)	86,325,000	86,109,188
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	67,992,169	67,935,735
TOTAL ENERGY		154,044,923
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 1/21/2030 (f)(g)(h)	10,902,818	10,881,013
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6754% 10/21/2030 (f)(g)(h)	14,828,892	14,760,976
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9212% 3/15/2032 (f)(g)(h)	39,720,400	39,695,773
TOTAL INDUSTRIALS		54,456,749
TOTAL UNITED KINGDOM		425,368,353
UNITED STATES - 82.5%
Communication Services - 5.7%
Diversified Telecommunication Services - 2.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (f)(g)(h)	41,100,132	24,454,579
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (f)(g)(h)(j)	39,041,596	292,812
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(f)(g)(h)	1,964,644	2,053,053
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (f)(g)(h)	19,752,929	20,641,811
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(f)(g)(h)	1,096,472	1,096,472
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 3/29/2032 (f)(g)(h)	54,025,000	54,038,506
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 6/1/2028 (f)(g)(h)	24,563,921	24,606,908
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1364% 4/16/2029 (f)(g)(h)	58,142,585	57,953,622
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (f)(g)(h)(i)	85,347,568	85,070,188
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (f)(g)(h)	31,570,000	31,570,000
		301,777,951
Entertainment - 0.9%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (f)(g)(h)	38,767,058	23,914,623
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (f)(g)(h)	30,447,591	30,308,141
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (f)(g)(h)	30,875,000	30,732,358
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/30/2030 (f)(g)(h)	12,353,521	12,328,814
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6733% 10/21/2032 (f)(g)(h)	8,810,000	8,787,974
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0364% 8/7/2028 (f)(g)(h)	24,261,984	24,261,984
		130,333,894
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/8/2031 (f)(g)(h)	13,544,763	13,130,022
Media - 2.3%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (f)(g)(h)	8,954,811	8,727,180
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1633% 10/28/2027 (f)(g)(h)	29,910,566	25,149,701
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6608% 12/7/2030 (f)(g)(h)	8,545,600	8,521,929
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (f)(g)(h)	62,101,885	61,996,312
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	69,917,306	65,197,888
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1995% 6/16/2032 (f)(g)(h)	23,560,000	21,307,193
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 6/28/2032 (f)(g)(h)	28,347,550	28,304,178
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2335% 12/31/2029 (f)(g)(h)	4,918,288	4,217,431
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8719% 12/31/2030 (f)(g)(h)	18,238,160	15,411,245
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (f)(g)(h)	8,089,119	5,862,184
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (f)(g)(h)	5,810,641	5,803,378
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 1/31/2029 (f)(g)(h)	25,184,035	24,963,675
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2864% 1/31/2029 (f)(g)(h)	11,696,875	11,675,002
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 1/30/2031 (f)(g)(h)	29,275,000	29,223,769
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (f)(g)(h)	17,145,000	16,811,015
		333,172,080
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 1/30/2031 (f)(g)(h)	48,480,542	48,556,172
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.43% 1/25/2031 (f)(g)(h)	18,161,012	18,210,228
		66,766,400
TOTAL COMMUNICATION SERVICES		845,180,347
Consumer Discretionary - 16.2%
Automobile Components - 1.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (f)(g)(h)(i)	15,285,000	15,304,106
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5219% 3/3/2028 (f)(g)(h)	31,611,513	28,256,267
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/6/2030 (f)(g)(h)	26,149,662	26,100,762
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/28/2032 (f)(g)(h)	53,226,600	53,243,100
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 3/25/2032 (f)(g)(h)	16,450,895	16,492,022
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (f)(g)(h)	11,825,703	10,840,268
		150,236,525
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2864% 6/3/2028 (f)(g)(h)	28,709,627	28,332,957
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6498% 4/19/2030 (f)(g)(h)	17,385,000	17,406,731
		45,739,688
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (f)(g)(h)	29,083,870	29,030,937
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (f)(g)(h)	368,500,235	368,039,610
		397,070,547
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 12/11/2030 (f)(g)(h)	42,302,521	42,055,898
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 5/24/2032 (f)(g)(h)	32,897,550	32,664,635
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 8/1/2030 (f)(g)(h)	33,803,029	33,866,578
		108,587,111
Diversified Consumer Services - 1.2%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 7/31/2028 (f)(g)(h)(i)	3,240,000	3,231,900
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7733% 7/31/2028 (f)(g)(h)	78,349,511	78,331,491
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (f)(g)(h)	1,404	1,320
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	113,924,562	91,766,234
		173,330,945
Hotels, Restaurants & Leisure - 6.9%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0324% 2/7/2029 (f)(g)(h)	29,281,328	29,226,572
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 6/24/2030 (f)(g)(h)	21,116,984	21,138,101
Aramark Services Inc Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 4/6/2028 (f)(g)(h)	17,156,494	17,177,939
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 11/24/2028 (f)(g)(h)	9,782,872	9,804,297
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/6/2030 (f)(g)(h)	81,745,514	81,132,423
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/6/2031 (f)(g)(h)	45,567,078	45,202,541
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 11/1/2031 (f)(g)(h)	38,877,609	34,568,804
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (f)(g)(h)	18,095,133	16,795,540
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (f)(g)(h)	28,160,875	27,963,749
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (f)(g)(h)	171,905,341	171,398,222
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 2/12/2029 (f)(g)(h)	8,827,465	8,823,051
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (f)(g)(h)	54,218,416	54,082,870
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/28/2032 (f)(g)(h)	35,244,557	35,209,312
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 5/26/2030 (f)(g)(h)	28,803,128	28,785,270
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/4/2031 (f)(g)(h)(i)	17,427,186	17,442,522
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/27/2032 (f)(g)(h)(i)	10,910,175	10,929,268
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/17/2031 (f)(g)(h)	14,132,308	14,004,269
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/2/2028 (f)(g)(h)	45,984,890	45,853,373
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4226% 11/8/2030 (f)(g)(h)	21,135,341	21,220,728
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	30,666,157	30,052,834
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 4/26/2030 (f)(g)(h)	31,245,113	30,854,549
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6875% 11/5/2031 (f)(g)(h)	27,166,286	27,245,612
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6712% 4/16/2029 (f)(g)(h)	15,384,444	15,326,752
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 4/1/2031 (f)(g)(h)	22,205,224	22,186,794
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 7/18/2031 (f)(g)(h)	8,069,304	8,042,836
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (f)(g)(h)	12,847,800	12,872,211
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 7/2/2032 (f)(g)(h)	12,319,754	11,431,746
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	525,246	487,386
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 3/14/2031 (f)(g)(h)	46,213,723	46,209,102
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (f)(g)(h)	48,626,040	46,721,358
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (f)(g)(h)	3,860,000	2,895,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (f)(g)(h)	9,277,012	8,975,509
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 8/3/2028 (f)(g)(h)	47,785,871	47,699,857
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9169% 9/3/2029 (f)(g)(h)	15,734,311	11,320,837
		1,013,081,234
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1743% 9/26/2031 (f)(g)(h)	5,559,278	5,567,616
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9% 10/24/2031 (f)(g)(h)	35,469,056	35,679,742
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (f)(g)(h)	28,500,000	28,464,375
		69,711,733
Specialty Retail - 2.6%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.564% 11/5/2027 (f)(g)(h)	5,782,640	5,780,847
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (f)(g)(h)	37,140,286	37,223,851
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (f)(h)	1,708,947	1,033,913
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (b)(f)(g)(h)	10,396,094	311,883
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (f)(h)	3,243,088	1,962,068
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1769% 6/9/2031 (f)(g)(h)	20,164,750	20,150,836
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (f)(g)(h)	18,322,192	17,599,931
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6712% 6/6/2031 (f)(g)(h)	21,690,638	21,657,451
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(f)(g)(h)(j)	658,042	511,759
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (f)(g)(h)	22,285,000	22,250,235
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (f)(g)(h)	18,600,000	18,576,750
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2864% 10/20/2028 (f)(g)(h)	27,450,505	27,004,435
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0219% 10/20/2028 (f)(g)(h)	14,164,270	14,093,448
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5219% 2/8/2028 (f)(g)(h)	34,339,138	33,931,533
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (f)(g)(h)	85,869,623	81,838,903
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 4/17/2028 (f)(g)(h)	16,704,595	16,641,953
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2031 (f)(g)(h)	11,690,591	11,678,082
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 10/31/2029 (f)(g)(h)	47,927,889	47,778,354
		380,026,232
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (f)(g)(h)	38,165,101	38,126,936
TOTAL CONSUMER DISCRETIONARY		2,375,910,951
Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (f)(g)(h)	12,886,592	12,941,359
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (f)(g)(h)	35,172,259	22,451,508
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (f)(g)(h)	6,993,700	1,455,948
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (f)(g)(h)	26,556,605	26,372,835
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (f)(g)(h)	51,939,635	51,898,603
		115,120,253
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4249% 2/5/2029 (f)(g)(h)	10,200,286	10,227,929
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	24,737,400	24,428,183
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (f)(g)(h)	30,903,370	24,057,038
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (f)(g)(h)	17,518,875	17,472,100
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/31/2031 (b)(f)(g)(h)	7,844,569	6,040,318
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (b)(f)(g)(h)	2,081,353	2,081,353
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (f)(g)(h)	22,705,667	22,279,936
		106,586,857
Food Products - 1.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/23/2030 (f)(g)(h)	17,485,578	17,529,291
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 10/28/2032 (f)(g)(h)	30,950,000	30,988,688
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (f)(g)(h)(j)	43,276,858	1,298,306
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (f)(g)(h)(j)	6,911,469	3,236,849
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (f)(g)(h)(j)	6,407,647	3,000,893
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2802% 3/30/2026 (f)(g)(h)	25,958,022	24,660,120
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2772% 3/30/2026 (b)(f)(g)(h)	34,462,118	26,880,452
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/12/2031 (f)(g)(h)	26,243,800	25,433,129
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (f)(g)(h)	34,277,438	34,248,987
		167,276,715
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 5/17/2028 (f)(g)(h)	13,958,338	6,987,963
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (f)(g)(h)	6,065,939	5,966,700
		12,954,663
TOTAL CONSUMER STAPLES		401,938,488
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4239% 7/9/2031 (f)(g)(h)	23,692,476	23,745,784
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2864% 3/31/2028 (f)(g)(h)	8,795,160	8,758,484
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 12/31/2032 (f)(g)(h)	56,332,479	56,066,590
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (f)(g)(h)	6,646,200	6,629,585
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2719% 11/19/2029 (f)(g)(h)	22,582,423	22,501,804
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (f)(g)(h)	15,257,871	15,296,015
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/30/2031 (f)(g)(h)	10,886,535	10,925,400
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	120,539,121	46,859,583
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (f)(g)(h)	19,068,788	19,084,615
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/1/2029 (f)(g)(h)(i)	4,310,000	4,309,095
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (f)(g)(h)	14,765,000	14,100,575
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8969% 5/25/2029 (f)(g)(h)	22,114,186	22,003,615
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8969% 5/25/2029 (f)(g)(h)	2,766,132	2,760,960
TOTAL ENERGY		253,042,105
Financials - 9.7%
Capital Markets - 2.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 6/13/2031 (f)(g)(h)	36,674,559	36,436,908
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	53,035,626	53,079,646
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 5/17/2031 (f)(g)(h)	18,797,615	18,695,732
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/15/2031 (f)(g)(h)	38,510,532	38,243,654
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/5/2031 (f)(g)(h)	35,106,208	35,045,825
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (f)(g)(h)	35,724,326	35,590,360
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (f)(g)(h)	67,186,148	66,615,065
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (f)(g)(h)	19,056,000	19,024,176
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/1/2028 (f)(g)(h)(i)	16,272,033	16,276,100
		319,007,466
Financial Services - 2.8%
ACNR Holdings Inc term loan 13% (b)(f)(h)(l)	7,110,795	7,039,687
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (f)(g)(h)	24,205,000	22,994,750
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 11/5/2032 (f)(g)(h)	21,810,000	21,755,475
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (f)(g)(h)	3,555,254	3,490,833
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(f)(g)(h)(j)	1,317,675	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 9/22/2032 (f)(g)(h)	23,780,000	23,274,675
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (f)(g)(h)	13,117,579	12,937,212
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 11/17/2031 (f)(g)(h)	43,411,127	42,961,388
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 7/31/2031 (f)(g)(h)	49,545,158	48,330,311
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (f)(g)(h)	9,660,788	9,491,724
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4219% 2/16/2032 (f)(g)(h)	12,965,000	12,691,827
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (f)(g)(h)	13,670,000	13,661,525
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 7/30/2032 (f)(g)(h)	13,915,236	13,616,058
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (f)(g)(h)	19,985,970	20,042,130
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 6/30/2032 (f)(g)(h)	4,628,400	4,651,542
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 6/24/2031 (f)(g)(h)	20,993,731	20,987,853
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 6/24/2031 (f)(g)(h)	12,428,185	12,428,185
UFC Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (f)(g)(h)	20,149,820	20,174,201
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (f)(g)(h)	98,257,148	98,352,457
		408,881,833
Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 6/21/2032 (f)(g)(h)	16,979,675	16,958,450
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 11/6/2030 (f)(g)(h)	152,400,193	151,828,693
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/31/2032 (f)(g)(h)(i)	39,241,650	39,094,494
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (f)(g)(h)	7,348,075	7,322,797
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/30/2032 (f)(g)(h)	42,725,755	42,624,495
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1712% 12/29/2031 (f)(g)(h)	18,367,957	18,247,463
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 8/19/2028 (f)(g)(h)	47,768,547	47,805,806
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 8/19/2028 (f)(g)(h)	61,697,362	61,764,613
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 9/19/2030 (f)(g)(h)	58,943,621	59,006,691
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 9/19/2030 (f)(g)(h)	28,884,850	28,905,358
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0364% 1/20/2029 (f)(g)(h)	41,491,193	41,426,467
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (f)(g)(h)	47,787,258	47,593,242
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (f)(g)(h)	72,583,176	72,523,658
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 9/15/2031 (f)(g)(h)	18,429,773	18,414,476
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (f)(g)(h)	9,673,844	9,644,822
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (f)(g)(h)	37,941,537	37,894,111
		701,055,636
TOTAL FINANCIALS		1,428,944,935
Health Care - 7.8%
Biotechnology - 0.1%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/28/2031 (f)(g)(h)(i)	9,785,000	9,809,463
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (f)(g)(h)(i)	17,265,000	17,265,000
		27,074,463
Health Care Equipment & Supplies - 1.8%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (f)(g)(h)	36,712,700	36,942,154
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 3/30/2029 (f)(g)(h)	11,767,466	11,760,170
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (f)(g)(h)(i)	62,690,000	62,212,303
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/1/2031 (f)(g)(h)	53,929,562	54,157,145
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4219% 10/23/2028 (f)(g)(h)	22,196,006	22,248,833
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (f)(g)(h)(i)	11,869,780	11,305,965
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 8/23/2032 (f)(g)(h)	47,510,925	47,213,982
QuidelOrtho Corp Tranche DDA 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (f)(g)(h)(i)	1,045,220	995,572
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/30/2031 (f)(g)(h)	16,049,255	16,089,378
		262,925,502
Health Care Providers & Services - 2.3%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (f)(g)(h)	15,779,227	9,428,088
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 9/17/2032 (f)(g)(h)	8,728,125	8,712,327
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9239% 2/11/2028 (f)(g)(h)	26,328,078	25,678,038
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 5/9/2031 (f)(g)(h)	33,074,658	33,037,945
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 11/1/2028 (f)(g)(h)	14,661,961	14,652,870
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (f)(g)(h)	16,240,000	16,277,514
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/24/2031 (f)(g)(h)	43,768,324	39,355,164
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/23/2031 (f)(g)(h)	12,081,404	12,101,580
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6631% 10/23/2031 (f)(g)(h)(k)	1,563,813	1,566,425
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 8/25/2032 (f)(g)(h)	11,594,107	11,586,107
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	11,433,166	11,458,548
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	2,848,581	2,854,904
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/17/2032 (f)(g)(h)	6,950,000	6,963,066
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 4/15/2031 (f)(g)(h)	20,197,744	20,166,235
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6719% 12/12/2030 (f)(g)(h)	29,417,500	29,388,965
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (f)(g)(h)(k)	12,607,500	12,595,271
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 2/21/2031 (f)(g)(h)	17,956,330	17,914,491
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1726% 12/4/2031 (f)(g)(h)	49,079,307	49,013,050
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (f)(g)(h)(i)	5,755,000	5,697,450
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.814% 10/1/2028 (f)(g)(h)	4,882,506	4,877,037
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (f)(g)(h)	9,161,842	9,193,909
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 1% 12/30/2032 (f)(g)(h)(k)	1,388,158	1,393,016
		343,912,000
Health Care Technology - 1.6%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/15/2029 (f)(g)(h)	70,438,556	69,455,234
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	8,930,000	8,310,526
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4495% 3/26/2032 (f)(g)(h)	20,531,825	18,950,874
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4495% 5/1/2031 (f)(g)(h)	48,069,030	44,373,964
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/28/2029 (f)(g)(h)	39,545,575	38,467,958
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/26/2031 (f)(g)(h)	55,406,201	53,934,612
		233,493,168
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 12/12/2031 (f)(g)(h)	51,869,767	51,826,715
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (f)(g)(h)	98,668,528	96,089,333
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 8/2/2032 (f)(g)(h)	22,408,838	22,464,860
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4495% 10/31/2032 (f)(g)(h)	10,050,000	10,042,463
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 4/23/2031 (f)(g)(h)	32,842,840	32,853,021
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 5/5/2028 (f)(g)(h)	36,879,147	36,966,181
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 5/19/2031 (f)(g)(h)	33,313,661	32,214,310
		230,630,168
TOTAL HEALTH CARE		1,149,862,016
Industrials - 14.1%
Aerospace & Defense - 1.7%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (f)(g)(h)	11,654,784	11,644,411
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/27/2032 (f)(g)(h)	7,961,893	7,954,807
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3779% 2/26/2032 (f)(g)(h)	49,865,663	49,796,350
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (f)(g)(h)(k)	4,725,681	4,719,112
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 4/1/2032 (f)(g)(h)(i)	9,865,000	9,883,546
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5706% 12/11/2031 (f)(g)(h)	24,981,701	24,981,701
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (f)(g)(h)(k)	1,217,813	1,217,812
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 8/19/2032 (f)(g)(h)	27,625,763	27,601,728
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/28/2031 (f)(g)(h)	15,922,020	15,911,512
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/22/2030 (f)(g)(h)	68,392,611	68,316,011
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 1/19/2032 (f)(g)(h)	21,542,313	21,525,079
		243,552,069
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	20,823,902	20,859,303
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	7,920,748	7,934,213
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5219% 11/23/2028 (f)(g)(h)	10,778,783	10,662,049
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5219% 11/23/2028 (b)(f)(g)(h)	18,817,875	18,817,875
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.0219% 11/23/2029 (b)(f)(g)(h)	8,145,000	8,145,000
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (b)(f)(g)(h)(j)	5,424,162	5,424,162
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (b)(f)(g)(h)(j)	11,527,789	242,084
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan 8% 7/13/2026 (b)(f)(h)	2,768,918	2,768,918
		74,853,604
Building Products - 1.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 1/3/2029 (f)(g)(h)	16,107,004	16,135,513
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 5/14/2029 (f)(g)(h)	5,942,385	5,957,241
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/8/2032 (f)(g)(h)	22,025,044	21,992,447
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3052% 8/1/2028 (f)(g)(h)	3,775,270	2,899,407
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0302% 4/12/2028 (f)(g)(h)	45,153,017	34,730,347
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1802% 5/15/2031 (f)(g)(h)	14,260,195	9,702,922
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (f)(g)(h)	4,591,925	4,584,532
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (f)(g)(h)	20,074,358	20,036,819
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (f)(g)(h)	14,319,742	14,355,541
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (f)(g)(h)	30,655,950	29,940,747
		160,335,516
Commercial Services & Supplies - 6.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 12/21/2028 (f)(g)(h)	81,108,025	80,997,718
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/20/2032 (f)(g)(h)	110,792,325	110,900,901
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 11/1/2031 (f)(g)(h)(i)	20,956,012	21,106,686
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 11/1/2031 (f)(g)(h)(k)	2,436,243	2,453,759
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	36,932,422	29,651,564
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 5/31/2028 (f)(g)(h)	17,196,837	17,218,333
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	65,425,849	57,644,753
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2719% 5/3/2029 (f)(g)(h)	27,874,014	20,255,210
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (f)(g)(h)	8,115,176	8,105,032
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (b)(f)(g)(h)	21,792,338	22,010,261
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 1/28/2033 (f)(g)(h)(i)	65,320,000	64,585,150
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6668% 8/1/2029 (f)(g)(h)	48,111,920	47,661,111
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/21/2028 (f)(g)(h)	14,992,232	15,001,677
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (f)(g)(h)	41,057,100	41,023,023
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3776% 11/8/2032 (f)(g)(h)	27,732,428	27,758,496
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (f)(g)(h)	36,640,325	36,617,608
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5169% 10/11/2028 (f)(g)(h)	3,093,700	3,088,317
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (f)(g)(h)(i)	117,850,000	115,885,441
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (f)(g)(h)	86,988,741	86,910,451
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4547% 12/31/2032 (f)(g)(h)	36,399,485	36,404,217
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (f)(g)(h)	6,615,000	6,606,731
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7864% 12/10/2026 (f)(g)(h)	9,232,892	9,221,351
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (f)(g)(h)	13,546,777	13,095,262
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 9/10/2032 (f)(g)(h)	14,760,000	14,790,701
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0364% 10/19/2030 (f)(g)(h)	11,620,968	10,290,367
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7864% 4/19/2030 (f)(g)(h)	12,115,766	11,964,319
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/2/2029 (f)(g)(h)	22,092,755	21,906,293
		933,154,732
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (f)(g)(h)	15,127,403	15,132,092
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 11/3/2031 (f)(g)(h)	15,618,007	15,613,165
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/20/2033 (f)(g)(h)(i)	14,170,000	14,196,640
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9274% 1/24/2031 (f)(g)(h)	11,325,713	11,355,613
		56,297,510
Electrical Equipment - 0.2%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4495% 8/12/2032 (f)(g)(h)	33,134,101	33,212,960
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 7/16/2032 (f)(g)(h)	14,671,275	14,634,597
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (f)(g)(h)	31,989,731	31,931,190
		46,565,787
Machinery - 1.2%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4239% 1/2/2033 (f)(g)(h)	9,540,000	9,559,080
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (f)(g)(h)	13,256,775	13,273,346
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(h)	21,045,000	21,045,000
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (f)(g)(h)	16,677,597	16,693,274
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 1/21/2033 (f)(g)(h)(i)	24,415,000	24,231,888
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1995% 9/28/2028 (f)(g)(h)	10,193,476	10,034,254
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6749% 10/10/2031 (f)(g)(h)	13,980,686	14,004,033
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 1/2/2032 (f)(g)(h)	8,312,188	8,307,034
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 3/25/2031 (f)(g)(h)	57,314,539	57,064,074
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.6724% 12/3/2026 (b)(f)(g)(h)	6,948,229	5,523,842
		179,735,825
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (f)(g)(h)	19,151,265	19,151,265
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9176% 5/28/2032 (f)(g)(h)	13,344,163	13,357,507
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 1.75%, 5.5206% 1/29/2027 (f)(g)(h)	4,947,368	4,939,403
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (f)(g)(h)	14,322,700	14,295,917
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6726% 2/22/2031 (f)(g)(h)	24,104,551	24,099,489
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (f)(g)(h)	18,684,249	18,707,604
		94,551,185
Professional Services - 1.3%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/12/2032 (f)(g)(h)	12,681,175	12,599,635
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 9/29/2031 (f)(g)(h)	53,054,659	52,988,341
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 10/30/2031 (f)(g)(h)	13,785,750	13,779,960
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (f)(g)(h)	40,868,217	25,174,822
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4169% 9/29/2028 (f)(g)(h)	21,541,082	21,541,944
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6668% 3/1/2031 (f)(g)(h)	12,027,460	11,997,392
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 5/30/2031 (f)(g)(h)	7,865,225	7,865,225
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 7/31/2031 (f)(g)(h)	40,825,833	40,640,892
		186,588,211
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (f)(g)(h)	22,204,573	22,250,758
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/6/2030 (f)(g)(h)	11,244,639	11,235,306
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 5.4899% 8/6/2030 (f)(g)(h)(k)	1,540,361	1,539,082
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (f)(g)(h)	6,582,766	6,630,755
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (f)(g)(h)	17,741,693	13,293,673
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6719% 1/2/2029 (f)(g)(h)	1,011,645	764,430
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4336% 8/10/2029 (f)(g)(h)	2,003,140	590,926
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (f)(g)(h)	16,732,990	16,722,616
		73,027,546
TOTAL INDUSTRIALS		2,081,874,945
Information Technology - 15.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4306% 10/24/2030 (f)(g)(h)	6,265,673	6,267,239
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 7/2/2029 (f)(g)(h)	14,609,672	14,634,071
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 7/9/2032 (f)(g)(h)	36,193,897	36,239,139
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 7/31/2033 (f)(g)(h)	6,240,000	6,240,000
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 11/9/2029 (f)(g)(h)	14,314,417	14,223,234
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 8/18/2031 (f)(g)(h)	32,111,752	32,135,836
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 3/17/2032 (f)(g)(h)	10,713,699	10,700,306
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (f)(g)(h)	18,627,186	18,627,186
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1.25% 10/1/2032 (f)(g)(h)(k)	3,591,129	3,591,129
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (f)(g)(h)(k)	2,197,650	2,196,727
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (f)(g)(h)	14,707,350	14,701,173
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/21/2033 (f)(g)(h)(i)	20,285,000	20,259,644
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (f)(g)(h)	18,131,850	18,143,273
		191,691,718
IT Services - 3.5%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (f)(g)(h)	17,954,878	17,646,234
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (f)(g)(h)	48,287,110	45,188,526
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (f)(h)	5,139,522	4,207,983
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9219% 10/31/2030 (f)(g)(h)	15,914,938	15,775,682
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 3/20/2033 (f)(g)(h)	32,171,576	30,804,284
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 3/20/2032 (f)(g)(h)	73,285,392	70,445,583
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 6/17/2031 (f)(g)(h)	31,632,123	30,890,666
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6724% 2/1/2029 (f)(g)(h)	11,595,000	8,768,719
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (f)(g)(h)	113,304,166	104,487,969
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 6/20/2031 (f)(g)(h)	18,025,000	17,972,367
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	99,700,000	103,064,875
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	56,175,019	56,046,379
		505,299,267
Semiconductors & Semiconductor Equipment - 0.5%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/27/2033 (f)(g)(h)(i)	11,510,000	11,524,388
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/17/2029 (f)(g)(h)	24,178,484	24,208,707
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (f)(g)(h)	35,485,000	35,618,068
		71,351,163
Software - 10.4%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (f)(g)(h)	43,910,950	43,519,703
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/11/2028 (f)(g)(h)	62,288,835	61,490,915
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (f)(g)(h)	15,613,470	12,457,363
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (f)(g)(h)	57,650,513	55,848,934
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (f)(g)(h)	47,187,458	45,698,222
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (f)(g)(h)	56,686,338	55,127,464
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (f)(g)(h)	8,737,000	8,609,614
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (f)(g)(h)(i)	70,290,000	68,181,300
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 2/19/2029 (f)(g)(h)	26,540,126	23,620,712
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8224% 8/6/2032 (f)(g)(h)	8,670,000	8,604,975
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (b)(f)(g)(h)	40,302,900	38,979,836
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.1719% 10/9/2029 (f)(g)(h)	35,564,958	35,129,288
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4369% 11/6/2028 (f)(g)(h)	3,298,278	1,970,721
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/30/2031 (f)(g)(h)	31,483,364	31,227,719
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 4/16/2032 (f)(g)(h)	5,039,675	4,964,079
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 9/12/2029 (f)(g)(h)	57,943,741	57,291,874
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2032 (f)(g)(h)	35,320,837	34,481,967
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (f)(g)(h)	21,825,000	20,952,000
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 12/31/2031 (f)(g)(h)	77,356,959	63,142,618
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 5/3/2028 (f)(g)(h)	74,687,905	67,539,526
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 2/23/2029 (f)(g)(h)	12,580,000	10,824,838
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (f)(g)(h)	76,734,663	72,961,619
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (f)(g)(h)	25,317,283	17,817,038
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (f)(g)(h)	17,840,000	17,669,093
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (f)(g)(h)	154,113,347	141,727,259
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (f)(g)(h)	19,595,000	15,480,050
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (f)(g)(h)	22,215,744	20,563,559
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (f)(g)(h)	22,378,153	21,954,534
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(h)	54,230,936	53,790,581
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5447% 5/15/2028 (f)(g)(h)	26,893,289	7,187,232
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0447% 5/15/2028 (f)(g)(h)	6,266,408	6,178,302
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (f)(g)(h)	14,550,531	14,355,699
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 9/8/2032 (f)(g)(h)	54,255,000	53,950,087
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (f)(g)(h)	60,975,597	51,219,502
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 11/22/2029 (f)(g)(h)(i)	16,672,862	16,656,690
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (f)(g)(h)	16,850,000	16,176,000
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/13/2029 (f)(g)(h)	21,785,187	21,196,987
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 5/9/2031 (f)(g)(h)	42,427,327	42,388,718
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (f)(g)(h)	123,521,511	120,279,072
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (f)(g)(h)	37,751,057	37,279,169
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	5,873,380	6,353,059
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (f)(g)(h)	17,608,907	17,906,145
		1,522,754,063
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6692% 2/20/2032 (f)(g)(h)	11,336,211	11,350,381
TOTAL INFORMATION TECHNOLOGY		2,308,713,831
Materials - 6.9%
Chemicals - 3.6%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4219% 11/24/2027 (b)(f)(g)(h)	10,194,700	9,455,584
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5219% 11/24/2028 (f)(g)(h)	12,310,000	11,017,450
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 11/24/2027 (f)(g)(h)	18,592,268	17,177,954
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2719% 9/30/2028 (f)(g)(h)	39,346,126	39,247,761
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7719% 9/30/2029 (f)(g)(h)	3,385,000	3,368,075
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (f)(g)(h)	25,744,657	23,020,100
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (f)(g)(h)	23,591,675	22,657,917
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/15/2032 (f)(g)(h)	43,590,000	43,263,075
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9279% 1/14/2033 (f)(g)(h)	30,465,000	30,369,949
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (f)(g)(h)	15,300,000	15,331,824
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6802% 11/1/2030 (f)(g)(h)	13,321,958	13,329,151
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (f)(g)(h)	55,891,056	52,258,137
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	41,873,617	35,304,903
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (f)(g)(h)	56,393,475	55,151,127
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2094% 3/15/2030 (f)(g)(h)	4,365,882	4,172,168
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5219% 3/14/2030 (f)(g)(h)	7,643,025	4,942,515
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 4/2/2029 (f)(g)(h)	32,169,146	22,223,411
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (f)(g)(h)	39,613,995	39,118,820
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (f)(g)(h)	21,951,640	21,951,640
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (f)(g)(h)	15,250,000	15,307,188
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1719% 9/30/2031 (f)(g)(h)	14,238,280	14,198,270
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (f)(g)(h)(k)	1,481,755	1,477,591
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/9/2032 (f)(g)(h)	19,022,325	18,935,203
		513,279,813
Construction Materials - 0.7%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/10/2032 (f)(g)(h)	70,321,343	70,268,602
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 4/2/2029 (f)(g)(h)	10,162,200	10,143,197
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/15/2032 (f)(g)(h)	17,876,230	17,932,182
		98,343,981
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 3/3/2031 (f)(g)(h)	35,942,353	33,973,071
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.912% 6/9/2031 (f)(g)(h)	34,598,789	34,526,132
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (f)(g)(h)	68,020,000	67,566,307
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1875% 11/29/2030 (f)(g)(h)	23,808,515	23,798,516
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (f)(g)(h)	101,855,940	101,287,584
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 4/1/2032 (f)(g)(h)	60,473,749	60,118,767
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (f)(g)(h)(i)	16,395,000	16,367,620
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 5/1/2031 (f)(g)(h)	14,474,703	14,492,796
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 4/21/2031 (f)(g)(h)	7,454,581	7,459,725
		359,590,518
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1726% 8/23/2032 (f)(g)(h)	19,934,825	19,880,802
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 5/23/2031 (f)(g)(h)	21,324,318	21,342,017
TOTAL MATERIALS		1,012,437,131
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/31/2030 (f)(g)(h)	7,635,239	7,654,327
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/31/2030 (f)(g)(h)	6,237,600	6,272,718
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (f)(g)(h)	12,159,955	12,190,354
TOTAL REAL ESTATE		26,117,399
Utilities - 1.7%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (f)(g)(h)	23,888,355	23,900,300
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 12/20/2030 (f)(g)(h)	29,472,620	29,504,745
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6995% 1/27/2031 (f)(g)(h)	51,692,676	51,610,485
		105,015,530
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 9/30/2031 (f)(g)(h)	25,772,782	25,733,092
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4219% 7/31/2030 (f)(g)(h)	18,624,125	18,635,858
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/26/2032 (f)(g)(h)	18,380,814	18,369,417
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	11,636,159	11,556,219
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(k)	1,482,440	1,472,255
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (f)(g)(h)	21,523,719	21,443,005
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (f)(g)(h)	22,513,000	22,496,116
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3531% 12/15/2031 (f)(g)(h)	9,766,350	9,763,323
		129,469,285
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/23/2028 (f)(g)(h)	22,331,769	21,703,799
TOTAL UTILITIES		256,188,614
TOTAL UNITED STATES		12,140,210,762
TOTAL BANK LOAN OBLIGATIONS (Cost $13,718,637,888)		13,253,780,259

Common Stocks - 1.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	956,228	14,542,354
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	715,262	14,190,798
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	3,686	3,367,788
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (b)	1,973,025	23
TOTAL LUXEMBOURG		3,367,811
UNITED STATES - 1.5%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (b)(c)	2,842	0
Main Street Sports Group (b)(c)	23,201	4,362
TOTAL COMMUNICATION SERVICES		4,362
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (b)(c)	542,500	7,117,600
Specialty Retail - 0.0%
White Iris LLC (b)	185,373	2,793,571
TOTAL CONSUMER DISCRETIONARY		9,911,171
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(e)	78,896	473,375
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp	529,472	28,326,752
EP Energy Corp (b)(c)	80,740	134,836
Expand Energy Corp	587,218	66,009,175
Expand Energy Corp (d)	4,049	455,148
Exxon Mobil Corp	329,097	46,534,316
New Fortress Energy Inc	224,466	298,540
TOTAL ENERGY		141,758,767
Financials - 0.4%
Capital Markets - 0.0%
Fg Parent, LLC Class A (b)	344,241	1,166,977
Financial Services - 0.4%
ACNR Holdings Inc (b)	391,373	53,649,411
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	18,944	55,316
Limetree Bay Cayman Ltd (b)(c)	2,899	0
		53,704,727
TOTAL FINANCIALS		54,871,704
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (b)	344,241	9,938,238
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	118,360	3,961,509
TOTAL UNITED STATES		220,919,126
TOTAL COMMON STOCKS (Cost $123,870,554)		253,020,089

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b) (Cost $24,999,976)	1,038,205	28,779,043

Non-Convertible Corporate Bonds - 4.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (n)	6,163,871	6,006,569
Altice France SA 6.5% 4/15/2032 (n)	22,286,583	21,767,540
Altice France SA 6.875% 10/15/2030 (n)	6,463,414	6,346,561
Altice France SA 6.875% 7/15/2032 (n)	22,301,827	21,778,084

TOTAL FRANCE		55,898,754
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (n)	13,300,000	14,395,506
UNITED STATES - 4.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC 5% 5/1/2028 (n)	4,005,000	4,005,133
Frontier Communications Holdings LLC 8.75% 5/15/2030 (n)	1,560,000	1,608,655
WULF Compute LLC 7.75% 10/15/2030 (n)	3,015,000	3,144,705
		8,758,493
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (n)	8,110,000	8,065,348
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (n)	16,225,000	16,044,982
DISH Network Corp 11.75% 11/15/2027 (n)	22,645,000	23,436,624
Dotdash Meredith Inc 7.625% 6/15/2032 (n)	11,795,000	10,753,233
EchoStar Corp 10.75% 11/30/2029	27,871,501	30,553,297
Univision Communications Inc 7.375% 6/30/2030 (n)	9,425,000	9,548,505
Univision Communications Inc 8% 8/15/2028 (n)	6,375,000	6,578,981
Univision Communications Inc 8.5% 7/31/2031 (n)	8,595,000	8,963,356
Univision Communications Inc 9.375% 8/1/2032 (n)	12,740,000	13,716,597
		127,660,923
TOTAL COMMUNICATION SERVICES		136,419,416
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)	7,810,000	7,991,208
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (n)	9,575,000	9,847,093
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (n)	7,670,000	7,920,195
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)	37,830,000	36,586,422
		44,506,617
Specialty Retail - 0.0%
Staples Inc 10.75% 9/1/2029 (n)	7,810,000	7,674,360
TOTAL CONSUMER DISCRETIONARY		70,019,278
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)	3,280,000	3,261,702
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)	1,555,000	1,600,564
TOTAL ENERGY		4,862,266
Financials - 1.4%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 6.6732% 3/6/2026 (g)(h)	16,070,000	16,103,430
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	17,665,000	15,592,767
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	14,840,000	14,480,229
NFE Financing LLC 12% (j)(n)	28,865,094	10,207,563
		40,280,559
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)	21,445,000	22,201,828
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)	16,655,000	16,930,557
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (n)	5,790,000	6,049,418
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (n)	105,720,000	106,878,699
		152,060,502
TOTAL FINANCIALS		208,444,491
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (n)	8,365,000	8,091,658
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (n)	4,675,000	4,825,117
		12,916,775
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (n)	10,425,000	10,771,988
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)	2,455,000	2,229,515
TOTAL HEALTH CARE		25,918,278
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (n)	19,405,000	19,938,638
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)	2,950,000	2,293,193
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (n)	8,525,000	6,929,521
Brand Industrial Services Inc 10.375% 8/1/2030 (n)	8,060,000	7,727,442
Neptune Bidco US Inc 9.29% 4/15/2029 (n)	25,460,000	26,096,500
OT Midco Inc 10% 2/15/2030 (n)	5,925,000	2,762,868
		43,516,331
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (n)	1,670,000	1,737,577
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (n)	357,500	357,756
TOTAL INDUSTRIALS		67,843,495
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (h)(n)	721,335	779,943
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (n)	16,354,000	16,633,376
Cloud Software Group Inc 9% 9/30/2029 (n)	8,495,000	8,578,007
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,835,000	6,435,550
		31,646,933
TOTAL INFORMATION TECHNOLOGY		32,426,876
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)	9,975,000	10,634,298
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)	1,725,000	1,724,328
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)	985,000	985,229
		2,709,557
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	27,345,000	26,733,429
TOTAL REAL ESTATE		29,442,986
TOTAL UNITED STATES		586,011,384
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $655,250,006)		656,305,644

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11% (m) (Cost $8,414,999)	93,500	9,255,565

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(l)	29,690,000	30,163,684
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (h)(l)	23,585,000	23,681,507
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (h)(l)(n)	8,580,000	8,741,378
TOTAL UNITED STATES		62,586,569
TOTAL PREFERRED SECURITIES (Cost $61,535,833)		62,586,569

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $786,285,380)	3.70	786,130,551	786,287,777

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $15,585,513,993)	15,250,498,217
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(533,906,074)
NET ASSETS - 100.0%	14,716,592,143

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $127,812,536 or 0.9% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $473,375 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $31,257,587 and $31,207,130, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $628,274,203 or 4.3% of net assets.

(o)	Affiliated fund.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	38,343

Fidelity Private Credit Company LLC	5/1/2022 - 12/31/2025	133,961,141

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	612,971,015	905,266,453	731,929,955	5,855,148	(19,736)	-	786,287,777	786,130,551	1.4%
Fidelity Securities Lending Cash Central Fund	-	38,531,832	38,531,832	168	-	-	-	-	0.0%
Total	612,971,015	943,798,285	770,461,787	5,855,316	(19,736)	-	786,287,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	123,054,869	4,870,224	-	4,870,225	-	(567,705)	127,357,388	13,555,003
	123,054,869	4,870,224	-	4,870,225	-	(567,705)	127,357,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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